CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥) shares	Dec. 31, 2024 CNY (¥) shares
Allowance of credit loss on accounts receivable	¥ 1,832	¥ 1,758
Accounts payable (including accounts payables of the consolidated VIE and VIE's subsidiaries without recourse to the Company of RMB 6,188 and RMB 8,774 as of December 31, 2024 and 2025, respectively)	9,976	7,389
Short-term borrowings	139,500	163,000
Deferred revenue, current	96,760	125,428
Acquisition consideration payable	14,775	14,775
Other payable and accrued liabilities	88,961	72,028
Derivative liabilities	0
Operating lease liabilities, current	9,945	8,966
Long-term borrowings	8,000	125,500
Operating lease liabilities, non-current	12,987	17,458
Deferred revenue, non-current	¥ 49,530	¥ 57,710
Treasury stock, shares | shares	1,769,610	0
Related party
Amounts due to a related party (including amounts due to related parties of the consolidated VIE and VIE's subsidiaries without recourse to the Company of 2,452 and RMB 1,975 as of December 31, 2024 and 2025, respectively)	¥ 1,975	¥ 2,452
Class A ordinary shares
Common stock, shares authorized | shares	483,068,176	483,068,176
Common stock, shares issued | shares	171,596,634	163,294,773
Common stock, shares outstanding | shares	161,525,163	163,294,773
Class B ordinary shares
Common stock, shares authorized | shares	16,931,824	16,931,824
Common stock, shares issued | shares	16,931,824	16,931,824
Common stock, shares outstanding | shares	16,931,824	16,931,824
Consolidated VIE
Deferred revenue, current	¥ 96,760	¥ 125,428
Acquisition consideration payable	5,792	5,792
Other payable and accrued liabilities	32,829	17,451
Operating lease liabilities, current	9,926	8,920
Operating lease liabilities, non-current	12,987	17,439
Deferred revenue, non-current	49,530	57,710
Consolidated VIE | Related party
Amounts due to a related party (including amounts due to related parties of the consolidated VIE and VIE's subsidiaries without recourse to the Company of 2,452 and RMB 1,975 as of December 31, 2024 and 2025, respectively)	1,975	2,452
Consolidated VIE | Non-related party
Accounts payable (including accounts payables of the consolidated VIE and VIE's subsidiaries without recourse to the Company of RMB 6,188 and RMB 8,774 as of December 31, 2024 and 2025, respectively)	8,774	6,188
Consolidated VIE | Non-recourse
Accounts payable (including accounts payables of the consolidated VIE and VIE's subsidiaries without recourse to the Company of RMB 6,188 and RMB 8,774 as of December 31, 2024 and 2025, respectively)	8,774	6,188
Short-term borrowings	139,500	163,000
Deferred revenue, current	96,760	125,428
Acquisition consideration payable	5,792	5,792
Other payable and accrued liabilities	32,829	17,451
Operating lease liabilities, current	9,926	8,920
Long-term borrowings	8,000	125,500
Operating lease liabilities, non-current	12,987	17,439
Deferred revenue, non-current	49,530	57,710
Consolidated VIE | Non-recourse | Related party
Amounts due to a related party (including amounts due to related parties of the consolidated VIE and VIE's subsidiaries without recourse to the Company of 2,452 and RMB 1,975 as of December 31, 2024 and 2025, respectively)	¥ 1,975	¥ 2,452